Note 10 - Fixed Assets	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
10.	Fixed assets

December 31, 2022		Accumulated
	Cost	depreciation	Net

Buildings	$2,553	$1,615	$938
Vehicles	14,338	7,413	6,925
Furniture and equipment	93,827	58,908	34,919
Computer equipment and software	185,260	136,582	48,678
Leasehold improvements	149,401	76,368	73,033
	$445,379	$280,886	$164,493

December 31, 2021		Accumulated
	Cost	depreciation	Net

Buildings	$2,555	$1,467	$1,088
Vehicles	11,040	5,245	5,795
Furniture and equipment	87,880	57,483	30,397
Computer equipment and software	172,267	130,939	41,328
Leasehold improvements	135,069	68,922	66,147
	$408,811	$264,056	$144,755

Fixed assets include ROU assets - Finance leases. (note 9)